Summary Of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 187,946	$ 227,288	$ 290,245
Accounts receivable, net	25,100	12,810	20,933
Time chartering
Revenues	122,235	177,673	231,426
Pooling arrangements
Revenues	52,989	46,626	50,832
Voyage contracts
Revenues	11,638	2,071	384
Capitalized Contract Cost, Gross	505	0
Accounts receivable, net	7,269	126
Profit sharing
Revenues	$ 1,084	$ 918	$ 7,603